Spartan® Index Funds

Spartan® Real Estate Index Fund

Class/Ticker
Institutional/FSRNX

Summary Prospectus

September 29, 2012

As Revised January 4, 2013

Fund Summary

Fund/Class:
Spartan® Real Estate Index Fund/Institutional

Investment Objective

The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expensesA	0.16%
Fee waiver and/or expense reimbursementB	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 8
3 years	$ 37
5 years	$ 76
10 years	$ 190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index).
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

Summary Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode) and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund.

Portfolio Manager(s)

James Francis (senior portfolio manager) has managed the fund since October 2011.

Lou Bottari (portfolio manager), Maximilian Kaufmann (portfolio manager), and Patrick Waddell (portfolio manager) have managed the fund since September 2011.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

Purchase and Sale of Shares

Institutional Class shares of the fund generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Plan participants may purchase Institutional Class shares of the fund only if Institutional Class shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet www.401k.com
Phone For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
Mail
Redemptions:
Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Summary Prospectus

The price to sell one share of Institutional Class is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Institutional Class shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Spartan and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.929341.104 URX-I-SUM-0912-01

Spartan® Index Funds

Spartan® Real Estate Index Fund

Class/Ticker
Investor/FRXIX	Fidelity Advantage®/FSRVX

Summary Prospectus

September 29, 2012

As Revised January 4, 2013

Fund Summary

Fund/Class:
Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®

Investment Objective

The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Investor Class

Fidelity Advantage Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.14%	0.14%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.20%	0.06%
Total annual operating expensesA	0.34%	0.20%
Fee waiver and/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%, respectively. These arrangements will remain in effect through September 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Investor Class

Fidelity Advantage Class

1 year	$ 25	$ 10
3 years	$ 91	$ 46
5 years	$ 173	$ 95
10 years	$ 413	$ 237

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index).
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Summary Prospectus

Fund Summary - continued

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode) and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund.

Portfolio Manager(s)

James Francis (senior portfolio manager) has managed the fund since October 2011.

Lou Bottari (portfolio manager), Maximilian Kaufmann (portfolio manager), and Patrick Waddell (portfolio manager) have managed the fund since September 2011.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

Purchase and Sale of Shares

You may buy or sell Investor Class and Fidelity Advantage Class shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of Investor Class or Fidelity Advantage Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Summary Prospectus

The price to sell one share of Investor Class or Fidelity Advantage Class is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum - Investor Class	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200
Initial Purchase Minimum - Fidelity Advantage Class	$10,000

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Spartan, Fidelity Advantage, Fidelity Investments & Pyramid Design, and FAST are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.929330.104 URX-SUM-0912-01